[Dechert LLP Letterhead]

December 16, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	PennantPark Senior Floating Rate Fund Inc.

Registration Statement on Form N-2 - File Nos. 333-170243 and 811-22489

Ladies and Gentlemen:

On behalf of PennantPark Senior Floating Rate Fund Inc. (the “Registrant”), a closed-end investment management company, electronically transmitted for filing is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 under the Securities Act of 1933. Registration fees in the amount of $71.30 were previously submitted in connection with this filing.

Please direct any questions concerning the filing to the undersigned at 202-261-3313 or Bill Bielefeld at 202.261.3386.

Very truly yours,

/s/ Thomas J. Friedmann

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